BORROWINGS - Type of short-term (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022		Dec. 31, 2021
BORROWINGS
Short-term borrowings		¥ 12,419,170	[1]	¥ 13,339,367
Credit Loans
BORROWINGS
Short-term borrowings	[2]	4,055,137
Letter of Credit
BORROWINGS
Short-term borrowings	[2]	2,792,460
Guaranteed by JinkoSolar Holding
BORROWINGS
Short-term borrowings	[3]	256,313
Guaranteed by Jinkosolar Holding and Shareholders of the Group
BORROWINGS
Short-term borrowings	[4]	167,000
Guaranteed by Jiangxi Jinko and certain shareholders of the Group
BORROWINGS
Short-term borrowings	[3]	50,000
Guaranteed by Jiangxi Jinko
BORROWINGS
Short-term borrowings		1,942,835
Guaranteed by Zhejiang Jinko
BORROWINGS
Short-term borrowings		1,329,716
Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings	[3]	20,197
Guaranteed by China Export & Credit Insurance Corporation
BORROWINGS
Short-term borrowings		25,312
Financings associated with failed sale lease back transactions
BORROWINGS
Short-term borrowings	[5]	1,132,645
Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings		¥ 647,555

[1]	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.
[2]	As of December 31, 2022, the Group had short-term bank borrowings of RMB4,055 million credit loans, and RMB2,792 million letter of credit loans. The remaining short-term bank borrowings of RMB4,439 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[3]	Borrowings of RMB256 million guaranteed by JinkoSolar Holding, RMB167 million guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB50 million
[4]	Borrowings of RMB256 million guaranteed by JinkoSolar Holding, RMB167 million guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB50 million guaranteed by Jiangxi Jinko and certain shareholders of the Group, RMB1,943 million guaranteed by Jiangxi Jinko, RMB1,330 million guaranteed by Zhejiang Jinko, RMB20 million guranteed by Agricultural Bank of China Shangrao Guangxin Branch, and RMB25 million guranteed by China Export & Credit Insurance Corporation, respectively.
[5]	As of December 31, 2022, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,463 million under long-term borrowings, and RMB1,133 million as current portion (Note 18).